Long term debt, current and non-current (Tables)	6 Months Ended
Jun. 30, 2021
Long term debt, current and non-current [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

	June 30, 2021	December 31, 2020
8.375% Senior Unsecured Bond	125,000	—
9.5% Senior Unsecured Bond	17,800	92,000
Secured Term Loans	328,035	331,056
Total debt outstanding	$470,835	$423,056
Less related deferred financing costs	(9,320)	(2,742)
Total debt, net of deferred financing costs	$461,515	$420,314
Less: Current portion of long term debt, net of deferred financing costs current	(41,082)	(39,217)
Long-term debt, net of current portion and deferred financing costs, non-current	$420,433	$381,097

Schedule of Maturities of Long-term Debt [Table Text Block]

Period	Principal Repayment
Year 1	$43,304
Year 2	43,304
Year 3	179,333
Year 4	17,376
Year 5	165,576
Year 6 and thereafter	21,942
Total	$470,835